Annual Total Returns [BarChart] - SFT Ivy Small Cap Growth Fund - SFT Ivy Small Cap Growth Fund	May 01, 2021
Bar Chart Table:
Annual Return 2015	(3.66%)
Annual Return 2016	21.10%
Annual Return 2017	25.30%
Annual Return 2018	(3.93%)
Annual Return 2019	23.66%
Annual Return 2020	36.26%